Segment Information Level 4 (Details) - Depreciation by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation by Segment [Line Items]
Depreciation and amortization	$ 153	$ 167	$ 164
EPCD [Member]
Depreciation by Segment [Line Items]
Depreciation and amortization	109	113	111
FPD [Member]
Depreciation by Segment [Line Items]
Depreciation and amortization	38	49	47
Corporate and Other [Member]
Depreciation by Segment [Line Items]
Depreciation and amortization	$ 6	$ 5	$ 6